Basis of presentation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Transaction and integration-related expenses	$ 12,085	$ 12,501